Digital assets (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets
Schedule of Digital Asset

	2025		2024		2023
BTC:	Number	Value	Number	Value	Number	Value
Stock of bitcoins at the beginning of the year	2.58	246,136	16.41	693,389	5.29	87,747
Mined during the year	89.09	8,819,575	100.55	6,570,519	43.93	1,682,533
Exchanged for USD	(74.32)	(7,838,757)	(97.59)	(6,360,675)	(23.23)	(889,084)
Exchanged for USDT	(3.50)	(326,514)	(16.79)	(1,180,595)	(9.59)	(226,256)
Collected BTC	2.14	178,726	-	-	-	-
Change in fair value of Bitcoin(1)		381,669		523,498		39,448
Stock of bitcoins at the end of the year	15.99	1,460,834	2.58	246,136	16.41	693,389

USDC:
Balance brought forward:		-		320,458		7,000,000
Proceeds from issue of new ordinary shares		-		-		3,109
Exchange for USD		-		(45,168)		889,084
Exchange for USDT		-		(5,437)		-
Procurement of equipment and expenses		-		(269,853)		(7,571,735)
Balance carried forward		-		-		320,458

USDT:
Balance brought forward:		11,617		180,310		-
Proceeds from exchange of USD and USDC		2,564,355		421,254		-
Proceeds from exchange of bitcoins		326,514		1,180,595		226,256
Procurement of equipment and expenses		(2,879,869)		(1,770,542)		(127,546)
Proceeds from Sale of used equipment		-		-		81,600
Balance carried forward		22,617		11,617		180,310

Total per Note 3 to Balance Sheet		1,483,451		257,753		1,194,157

(1)	The amount is to be adjusted and confirmed with reference to the market price of Bitcoin and the holding volume as at 31 December 2025.